UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-6718

Name of Fund: MuniYield Quality Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield
        Quality Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005                    (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                    Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.4%           $    550    Alaska State Housing Finance Corporation, General Housing Revenue Bonds,
                                    Series A, 5.25% due 12/01/2034 (c)                                                    $     590
                           1,400    Alaska State International Airports Revenue Bonds, Series B, 5.75%
                                    due 10/01/2019 (a)                                                                        1,608
                           2,100    Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (BP Pipelines Inc. Project),
                                    VRDN, Series C, 1.83% due 7/01/2037 (m)                                                   2,100
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 1.0%             2,700    Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (c)                 2,990
-----------------------------------------------------------------------------------------------------------------------------------
California - 20.9%         8,150    Alameda Corridor Transportation Authority, California, Revenue Refunding
                                    Bonds, Subordinated Lien, Series A, 5.319%* due 10/01/2025 (a)                            5,939
                           2,500    California Health Facilities Financing Authority Revenue Bonds
                                    (Kaiser Permanente), RIB, Series 26, 8.84% due 6/01/2022 (f)(l)                           2,936
                           2,490    California State Department of Water Resources, Power Supply Revenue
                                    Bonds, Series A, 5.375% due 5/01/2022 (i)                                                 2,742
                                    California State, GO, Refunding:
                           2,800        5.25% due 9/01/2026                                                                   3,011
                           1,780        5.25% due 2/01/2030 (h)                                                               1,907
                           5,300        5.25% due 2/01/2030 (i)                                                               5,677
                           1,950        ROLS, Series II-R-272, 8.539% due 2/01/2033 (k)(l)                                    2,177
                                    California State, Various Purpose, GO:
                           2,750        5.25% due 11/01/2029                                                                  2,914
                           6,500        5.50% due 11/01/2033                                                                  7,039
                           2,770    Fairfield-Suisun, California, Unified School District, GO (Election of 2002),
                                     5.50% due 8/01/2028 (i)                                                                  3,084
                                    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                    Revenue Bonds, Series B:
                           2,750        5.60% due 6/01/2028                                                                   2,913
                           2,050        5.50% due 6/01/2033 (h)                                                               2,231
                           1,300        5.625% due 6/01/2033 (h)                                                              1,431
                           7,075        5.625% due 6/01/2038 (b)                                                              7,762
                           2,300        5.50% due 6/01/2043 (h)                                                               2,498
                           2,815    John Swett Unified School District, California, GO, Series A, 5.50%
                                    due 8/01/2026 (f)                                                                         3,150
                           1,900    Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (i)      1,996
                           1,250    Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds
                                    (Paguay Redevelopment Project), 5.125% due 6/15/2033 (a)                                  1,308
                           3,650    Sacramento County, California, Sanitation District Financing Authority Revenue
                                    Refunding Bonds Trust Receipts, Class R, Series A, 9.811% due 12/01/2019 (l)              3,941
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield Quality Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
IDA          Industrial Development Authority
IDB          Industrial Development Board
PCR          Pollution Control Revenue Bonds
RIB          Residual Interest Bonds
ROLS         Reset Options Longs
S/F          Single-Family
VRDN         Variable Rate Demand Notes

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                    Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 11.0%        $ 11,020    Colorado Department of Transportation Revenue Bonds, DRIVERS, Series 249,
                                    9.849% due 6/15/2014 (a)(l)                                                           $  14,361
                                    Colorado Health Facilities Authority Revenue Bonds, Series A:
                           1,150        (Catholic Health Initiatives), 5.50% due 3/01/2032 (n)                                1,298
                           1,200        (Covenant Retirement Communities Inc.), 5.50% due 12/01/2027 (k)                      1,290
                             675        (Covenant Retirement Communities Inc.), 5.50% due 12/01/2033 (k)                        720
                                    Colorado Housing and Finance Authority, S/F Program Revenue Refunding Bonds,
                                    AMT (i):
                             630        Series A-2, 6.45% due 4/01/2030                                                         633
                           1,775        Series B-2, 6.80% due 2/01/2031                                                       1,852
                              65        Series C-1, 7.65% due 12/01/2025 (d)                                                     67
                             710    Colorado Housing and Finance Authority, Revenue Refunding Bonds, AMT,
                                    Series E-2, 7% due 2/01/2030 (i)                                                            722
                          13,950    Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation
                                    Revenue Bonds, Senior Convertible, Series C, 4.155%* due 6/15/2025 (f)                   11,301
                           1,735    Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds,
                                    Series A, 5.50% due 6/15/2021 (a)                                                        1,960
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 3.8%         1,100    Connecticut State Regional Learning Educational Service Center Revenue
                                    Bonds (Office/Education Center Facility), 7.75% due 2/01/2006 (j)                         1,176
                           9,325    Connecticut State Resource Recovery Authority, Revenue Refunding Bonds,
                                    DRIVERS, Series 187, 8.889% due 11/15/2011 (i)(l)                                        10,640
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.6%             5,000    Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B,
                                     5.25% due 1/01/2033 (f)                                                                  5,356
                           5,000    Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A,
                                    5.875% due 1/01/2017 (c)                                                                  5,654
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 21.2%           3,250    Chicago, Illinois, Board of Education, GO (Chicago School Reform Project),
                                    Series A, 5.25% due 12/01/2030 (a)                                                        3,470
                           3,500    Chicago, Illinois, Gas Supply Revenue Refunding Bonds (People's Gas Light & Coke),
                                    Series A, 6.10% due 6/01/2025 (a)                                                         3,611
                           6,000    Chicago, Illinois, O'Hare International Airport, General Airport Revenue
                                    Refunding Bonds, Third Lien, AMT, Series A, 5.50% due 1/01/2022 (i)                       6,497
                                    Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien,
                                    AMT, Series B-2:
                           5,200        5.75% due 1/01/2023 (f)                                                               5,806
                           2,200        6% due 1/01/2029 (h)                                                                  2,473
                           2,830    Chicago, Illinois, Park District, GO, Refunding, Series C, 5.50% due 1/01/2021 (c)        3,179
                           3,000    Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2026 (a)        3,373
                          10,000    Illinois Regional Transportation Authority Revenue Bonds, 6.50% due 7/01/2026 (i)        13,126
                          23,850    Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.274%*
                                    due 6/15/2030 (a)                                                                        19,271
                           3,625    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                    Refunding Bonds, DRIVERS, Series 269, 9.224% due 6/15/2023 (i)(l)                         4,743
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                    Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 2.9%                      Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A (c):
                        $  3,750        5.25% due 6/01/2028                                                               $   4,060
                           3,000        5.25% due 6/01/2029                                                                   3,239
                           1,500    Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds
                                    (Waterworks Project), Series A, 5.25% due 7/01/2033                                       1,604
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 1.6%              1,370    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue
                                    Bonds, AMT, Series A-2, 7.60% due 12/01/2031 (g)(i)                                       1,412
                           2,295    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Revenue
                                    Refunding Bonds, AMT, Series A-2, 6.45% due 12/01/2033 (e)(i)                             2,394
                           1,240    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage-Backed Securities Program
                                    Revenue Bonds, AMT, Series A-1, 6.875% due 12/01/2026 (g)(i)                              1,254
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 4.4%           2,740    Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                                    AMT, Series B-1, 6.65% due 12/01/2033 (e)(i)                                              2,843
                           3,900    Louisiana Local Government, Environmental Facilities, Community
                                    Development Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                                    Series A, 6.30% due 7/01/2030 (a)                                                         4,278
                           4,650    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special
                                    Tax, Sub-Series A, 5.25% due 7/15/2028 (a)                                                5,005
                           1,300    Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                                    Revenue Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)        1,411
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 1.6%       2,785    Massachusetts State Port Authority, Special Facilities Revenue Bonds,
                                    DRIVERS, AMT, Series 501, 8.814% due 7/01/2009 (a)(l)                                     3,108
                           1,800    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds,
                                    5.25% due 1/01/2028 (c)                                                                   1,941
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 6.7%            8,800    Detroit, Michigan, Water Supply System Revenue Bonds, Series B,
                                    5.25% due 7/01/2032 (i)                                                                   9,423
                           1,300    Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                    Refunding Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                              1,375
                           2,685    Michigan State, HDA, Revenue Refunding Bonds, Series C,
                                    5.90% due 12/01/2015 (d)(f)                                                               2,817
                                    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                    (Detroit Edison Company Project) (h):
                           1,750        5.45% due 9/01/2029                                                                   1,932
                           1,000        AMT, Series A, 5.50% due 6/01/2030                                                    1,072
                           3,900        AMT, Series C, 5.45% due 12/15/2032                                                   4,130
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.0%                     Saint Louis County, Missouri, Pattonville R-3 School District, GO (Missouri Direct
                                    Deposit Program) (c)(j):
                           4,000        5.75% due 3/01/2010                                                                   4,560
                           1,500        6% due 3/01/2010                                                                      1,728
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 3.5%              2,800    Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                    Series A, 5.50% due 9/01/2033 (k)                                                         2,995
                                    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds,
                                    Series A-2 (c):
                           1,500        5% due 7/01/2030                                                                      1,559
                           2,700        5% due 7/01/2036                                                                      2,796

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                    Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Nevada (concluded)      $  3,300    Director of the State of Nevada, Department of Business and Industry Revenue Bonds
                                     (Las Vegas Monorail Company Project), First Tier, 5.375% due 1/01/2040 (a)           $   3,492
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.4%                   New Jersey EDA, Cigarette Tax Revenue Bonds:
                           4,600        5.50% due 6/15/2024                                                                   5,027
                           1,070        5.75% due 6/15/2029                                                                   1,136
                             500        5.50% due 6/15/2031                                                                     520
                                    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A (i):
                           2,400        5% due 7/01/2029                                                                      2,523
                           4,800        5.25% due 7/01/2033                                                                   5,185
                           2,000    New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-2, 9.026% due 6/15/2031 (l)          2,351
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.3%          6,295    New Mexico State Highway Commission, Tax Revenue Bonds, Senior
                                    Sub-Lien, Series A, 6% due 6/15/2010 (f)(j)                                               7,222
-----------------------------------------------------------------------------------------------------------------------------------
New York - 11.1%           2,500    Erie County, New York, IDA, School Facility Revenue Bonds
                                    (City of Buffalo Project), 5.75% due 5/01/2026 (f)                                        2,871
                           9,280    Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                                    5.75% due 8/01/2009 (f)(j)                                                               10,602
                           2,500    New York City, New York, City Transitional Finance Authority, Revenue
                                    Refunding Bonds, Future Tax Secured, Series C, 5.50% due 11/01/2024                       2,770
                           4,000    New York City, New York, GO, Series D, 5.875% due 6/01/2012 (i)(j)                        4,621
                           5,000    New York State Dormitory Authority, Revenue Refunding Bonds
                                    (State University Educational Facilities), 5.75% due 5/15/2010 (c)(j)                     5,726
                           7,115    Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                    Series A-1, 5.25% due 6/01/2022 (a)                                                       7,703
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.7%      5,000    Martin County, North Carolina, Industrial Facilities and Pollution Control Financing
                                    Authority Revenue Bonds (Solid Waste Disposal -Weyerhaeuser Company),
                                    AMT, 6.80% due 5/01/2024                                                                  5,121
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 2.3%                         Plain, Ohio, Local School District, GO, Refunding (c)(f):
                           5,120        6% due 6/01/2011 (j)                                                                  5,955
                           1,170        6% due 12/01/2020                                                                     1,350
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.5%          600    Allegheny County, Pennsylvania, Sanitation Authority, Sewer Revenue
                                    Bonds, 5.50% due 12/01/2030 (i)                                                             666
                           3,335    Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                                    Bonds, RIB, Series 396, 9.853% due 1/01/2019 (f)(l)                                       4,204
                           5,500    Pennsylvania State Public School Building Authority, School Lease Revenue
                                    Bonds (The School District of Philadelphia Project), 5% due 6/01/2033 (f)                 5,712
                           3,230    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease
                                    Revenue Bonds, Series B, 5.50% due 10/01/2020 (f)                                         3,638
                           4,500    Philadelphia, Pennsylvania, School District, GO, Series B, 5.625% due 8/01/2022 (c)       5,019
                             900    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                    (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)                          957
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                    Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.5%     $  4,010    Rhode Island State Health and Educational Building Corporation, Higher
                                    Education Facilities Revenue Bonds (University of Rhode Island), Series A,
                                    5.70% due 9/15/2024 (i)                                                               $   4,494
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.6%      2,250    South Carolina State Public Service Authority, Revenue Refunding Bonds,
                                    DRIVERS, Series 277, 9.346% due 1/01/2022 (i)(l)                                          2,469
                           2,500    Spartanburg County, South Carolina, Solid Waste Disposal Facilities Revenue
                                    Bonds (BMW Project), AMT, 7.55% due 11/01/2024                                            2,621
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.7%           7,365    Chattanooga, Tennessee, IDB, Lease Rent Revenue Bonds
                                    (Southside Redevelopment Corporation), 5.875% due 10/01/2024 (a)                          8,356
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.3%              4,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                    Trust Certificates, Second Tier, Series B, 5.75% due 1/01/2032                            4,149
                           2,730    Corpus Christi, Texas, Utility System Revenue Refunding Bonds,
                                    Series A, 6% due 7/15/2010 (f)(j)                                                         3,133
                           3,250    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS,
                                    AMT, Series 202, 9.83% due 11/01/2028 (c)(l)                                              3,929
                                    Dickinson, Texas, Independent School District, GO, Refunding (i):
                           1,180        6% due 2/15/2017                                                                      1,333
                           1,250        6% due 2/15/2018                                                                      1,412
                           4,000    Gregg County, Texas, Health Facilities Development Corporation, Hospital
                                    Revenue Bonds (Good Shepherd Medical Center Project), 6.875% due 10/01/2020 (k)           4,674
                             800    Harris County, Texas, Health Facilities Development Corporation, Hospital
                                    Revenue Bonds (Texas Children's Hospital), VRDN, Series B-1, 1.84%
                                    due 10/01/2029 (i)(m)(n)                                                                    800
                           1,900    Houston, Texas, Airport System Revenue Refunding Bonds,
                                    Sub-Lien, Series B, 5.50% due 7/01/2030 (f)                                               2,076
                           3,500    Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor),
                                    AMT, 6.375% due 4/01/2027                                                                 3,772
                                    Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                                    Bonds, First Tier, Series A (a):
                           4,800        5.75% due 8/15/2038                                                                   5,487
                           3,600        5.50% due 8/15/2039                                                                   3,975
                           1,000    University of Houston, Texas, University Revenue Bonds,
                                    5.50% due 2/15/2030 (i)                                                                   1,089
                           1,900    White Settlement, Texas, Independent School District, GO, 5.75% due 8/15/2034             2,177
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.4%            2,100    Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                                    (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                2,305
                          26,500    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds,
                                    Senior Series B, 5.875%* due 8/15/2024                                                    8,348
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 6.3%          2,150    King County, Washington, Sewer Revenue Refunding Bonds, Series B,
                                    5.50% due 1/01/2027 (f)                                                                   2,393
                           1,600    Port of Tacoma, Washington, Revenue Refunding Bonds, Series A,
                                    5.25% due 12/01/2034 (a)                                                                  1,713

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005 (continued)        (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                          Face
State                    Amount     Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Washington (concluded)  $  7,470    Port Seattle, Washington, Revenue Bonds, AMT, Series B,
                                    6% due 2/01/2016 (i)                                                                  $   8,373
                           6,150    Seattle, Washington, Municipal Light and Power Revenue Bonds,
                                    6% due 10/01/2009 (i)(j)                                                                  7,045
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.7%         5,000    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                    Revenue Bonds, Series B, 6% due 7/01/2005 (i)(j)                                          5,131
                           3,250    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                                    RIB, Series 449X, 8.91% due 7/01/2016 (a)(l)                                              3,457
                           2,500    Puerto Rico Municipal Finance Agency, GO, Series A,
                                    5.50% due 8/01/2023 (f)                                                                   2,768
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $422,178**) - 146.4%                                          453,309

                                    Other Assets Less Liabilities - 2.1%                                                      6,479

                                    Preferred Stock, at Redemption Value - (48.5%)                                         (150,085)
                                                                                                                          ---------
                                    Net Assets Applicable to Common Stock - 100.0%                                        $ 309,703
                                                                                                                          =========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                   $422,178
                                                                       ========
      Gross unrealized appreciation                                    $ 31,964
      Gross unrealized depreciation                                        (833)
                                                                       --------
      Net unrealized appreciation                                      $ 31,131
                                                                       ========

(a)   AMBAC Insured.
(b)   CIFG Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   FNMA/GNMA Collateralized.
(f)   FSA Insured.
(g)   GNMA Collateralized.
(h)   XL Capital Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(m) Security has a maturity of more than one year, but has variable rate and demand features, which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(n)   Escrowed to maturity.

MuniYield Quality Fund II, Inc.

Schedule of Investments as of January 31, 2005 (concluded)

      Investments in companies considered to be an affiliate of the Fund (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund       (2,866)           $   11
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                                                    (in Thousands)
      --------------------------------------------------------------------------------------------
                                                                            Notional    Unrealized
                                                                             Amount   Depreciation
      --------------------------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day Bond Market Association
      Municipal Swap Index Rate and pay a fixed rate equal to 3.621%

      Broker, JPMorgan Chase Bank
      Expires March 2015                                                    $15,000        $  (138)

      Receive a variable rate equal to 7-Day Bond Market Association
      Municipal Swap Index Rate and pay a fixed rate equal to 3.658%

      Broker, JPMorgan Chase Bank
      Expires April 2015                                                    $15,000           (166)

      Receive a variable rate equal to 7-Day Bond Market Association
      Municipal Swap Index Rate and pay a fixed rate equal to 4.251%

      Broker, JPMorgan Chase Bank
      Expires February 2025                                                 $16,000           (733)

      Receive a variable rate equal to 7-Day Bond Market Association
      Municipal Swap Index Rate and pay a fixed rate equal to 4.073%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2025                                                    $19,000           (394)
      --------------------------------------------------------------------------------------------
      Total                                                                                $(1,431)
                                                                                           =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Quality Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    President
    MuniYield Quality Fund II, Inc.

Date: March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.,
    President
    MuniYield Quality Fund II, Inc.

Date: March 21, 2005


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield Quality Fund II, Inc.

Date: March 21, 2005